Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information
Document Type	F-4/A
Amendment Description	Amendment No. 2
Entity Registrant Name	GALATA ACQUISITION CORP.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001852767
Amendment Flag	true